Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate (Detail)	0 Months Ended	12 Months Ended
	Apr. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	21.00%	22.00%	23.00%	28.00%
Foreign income taxed at different rates		14.00%	11.00%	6.00%
Change in valuation allowance		14.00%	13.00%	4.00%
Italian IRAP taxes		3.00%	2.00%	3.00%
Tax contingencies		(6.00%)	3.00%	9.00%
Tax credits and incentives		(8.00%)	(7.00%)	(10.00%)
Currency exchange impact		2.00%
Other		2.00%	4.00%	2.00%
Total income tax provision		43.00%	49.00%	42.00%